WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 106.7%
COMMUNICATION SERVICES - 13.8%
Diversified Telecommunication Services - 2.5%
Altice France Holding SA, Senior Secured Notes	10.500%	5/15/27	450,000	$492,682	(a)
Altice France SA, Senior Secured Notes	7.375%	5/1/26	754,000	783,293	(a)
Altice France SA, Senior Secured Notes	8.125%	2/1/27	430,000	463,218	(a)
Lumen Technologies Inc., Senior Secured Notes	4.000%	2/15/27	1,050,000	1,074,202	(a)
Orange SA, Senior Notes	9.000%	3/1/31	600,000	934,631
Verizon Communications Inc., Senior Notes	4.329%	9/21/28	500,000	575,253

Total Diversified Telecommunication Services				4,323,279

Entertainment - 1.1%
Netflix Inc., Senior Notes	5.875%	11/15/28	410,000	502,926
Netflix Inc., Senior Notes	6.375%	5/15/29	310,000	392,538
TWDC Enterprises 18 Corp., Senior Notes	3.000%	2/13/26	500,000	540,197
Walt Disney Co., Senior Notes	8.875%	4/26/23	400,000	453,218

Total Entertainment				1,888,879

Media - 7.1%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.125%	5/1/27	350,000	364,896	(a)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	5.000%	2/1/28	410,000	428,512	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	1,000,000	1,117,686
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	2.300%	2/1/32	1,000,000	953,231
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	420,000	552,968
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	1,130,000	1,538,821
Comcast Corp., Senior Notes	3.700%	4/15/24	1,000,000	1,075,754
Comcast Corp., Senior Notes	7.050%	3/15/33	1,000,000	1,449,769
DIRECTV Holdings LLC/DIRECTV Financing Co. Inc., Senior Secured Notes	5.875%	8/15/27	730,000	762,850	(a)
DISH DBS Corp., Senior Notes	5.875%	11/15/24	1,160,000	1,248,775

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	1

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Media - (continued)
DISH DBS Corp., Senior Notes	7.750%	7/1/26	1,180,000	$1,333,961
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	720,000	1,034,417
Univision Communications Inc., Senior Secured Notes	9.500%	5/1/25	470,000	510,716	(a)

Total Media				12,372,356

Wireless Telecommunication Services - 3.1%
CSC Holdings LLC, Senior Notes	6.500%	2/1/29	560,000	607,152	(a)
Sprint Capital Corp., Senior Notes	6.875%	11/15/28	420,000	538,125
Sprint Capital Corp., Senior Notes	8.750%	3/15/32	30,000	44,853
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	280,000	283,500
Sprint Corp., Senior Notes	7.875%	9/15/23	760,000	850,136
T-Mobile USA Inc., Senior Secured Notes	2.550%	2/15/31	1,250,000	1,255,272
VEON Holdings BV, Senior Notes	5.950%	2/13/23	570,000	605,759	(a)
VEON Holdings BV, Senior Notes	3.375%	11/25/27	600,000	609,036	(a)
Vodafone Group PLC, Senior Notes	4.375%	5/30/28	500,000	574,611

Total Wireless Telecommunication Services				5,368,444

TOTAL COMMUNICATION SERVICES				23,952,958

CONSUMER DISCRETIONARY - 14.3%
Auto Components - 1.4%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	580,000	594,512	(a)
Adient US LLC, Senior Secured Notes	9.000%	4/15/25	360,000	389,250	(a)
American Axle & Manufacturing Inc., Senior Notes	6.500%	4/1/27	600,000	626,250
JB Poindexter & Co. Inc., Senior Notes	7.125%	4/15/26	790,000	832,462	(a)

Total Auto Components				2,442,474

Automobiles - 3.4%
Daimler Finance North America LLC, Senior Notes	8.500%	1/18/31	1,000,000	1,514,997
Ford Motor Co., Senior Notes	8.500%	4/21/23	440,000	484,524
Ford Motor Co., Senior Notes	9.000%	4/22/25	580,000	698,192
Ford Motor Credit Co. LLC, Senior Notes	4.250%	9/20/22	200,000	204,800
General Motors Co., Senior Notes	5.400%	10/2/23	100,000	109,091
General Motors Co., Senior Notes	6.125%	10/1/25	130,000	152,373
General Motors Co., Senior Notes	4.200%	10/1/27	750,000	834,252
General Motors Co., Senior Notes	6.600%	4/1/36	140,000	188,173
Nissan Motor Co. Ltd., Senior Notes	4.810%	9/17/30	1,570,000	1,766,760	(a)

Total Automobiles				5,953,162

See Notes to Schedule of Investments.

2	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Diversified Consumer Services - 0.4%
Carriage Services Inc., Senior Notes	4.250%	5/15/29	540,000		$541,269	(a)
StoneMor Inc., Senior Secured Notes	8.500%	5/15/29	150,000		154,315	(a)

Total Diversified Consumer Services					695,584

Hotels, Restaurants & Leisure - 7.8%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	5.750%	4/15/25	250,000		262,775	(a)
Carnival Corp., Senior Notes	7.625%	3/1/26	310,000		331,313	(a)
Carrols Restaurant Group Inc., Senior Notes	5.875%	7/1/29	680,000		640,965	(a)
IRB Holding Corp., Senior Secured Notes	7.000%	6/15/25	430,000		457,079	(a)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	750,000		765,054
Marston’s Issuer PLC, Secured Notes (3 mo. GBP LIBOR + 2.550%)	2.628%	7/16/35	540,000	GBP	589,373	(b)(c)
NCL Corp. Ltd., Senior Secured Notes	12.250%	5/15/24	920,000		1,086,750	(a)
NCL Corp. Ltd., Senior Secured Notes	10.250%	2/1/26	840,000		965,286	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	8/31/26	750,000		771,896	(a)
Royal Caribbean Cruises Ltd., Senior Notes	5.500%	4/1/28	840,000		860,394	(a)
Saga PLC, Senior Notes	3.375%	5/12/24	910,000	GBP	1,193,470	(b)
Sands China Ltd., Senior Notes	2.850%	3/8/29	250,000		240,908	(a)
Sands China Ltd., Senior Notes	3.250%	8/8/31	1,500,000		1,450,440	(a)
Viking Cruises Ltd., Senior Notes	5.875%	9/15/27	130,000		126,013	(a)
VOC Escrow Ltd., Senior Secured Notes	5.000%	2/15/28	980,000		968,284	(a)
Wheel Bidco Ltd., Senior Secured Notes	6.750%	7/15/26	380,000	GBP	515,532	(a)
Wynn Macau Ltd., Senior Notes	5.500%	10/1/27	200,000		191,306	(a)
Wynn Macau Ltd., Senior Notes	5.125%	12/15/29	1,000,000		941,480	(a)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.750%	4/15/25	990,000		1,045,707	(a)

Total Hotels, Restaurants & Leisure					13,404,025

Household Durables - 0.7%
Lennar Corp., Senior Notes	5.000%	6/15/27	430,000		499,084
Lennar Corp., Senior Notes	4.750%	11/29/27	250,000		290,020
Newell Brands Inc., Senior Notes	4.875%	6/1/25	420,000		464,079

Total Household Durables					1,253,183

Specialty Retail - 0.3%
Party City Holdings Inc., Senior Secured Notes	8.750%	2/15/26	480,000		502,834	(a)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	3

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands Inc., Senior Notes	4.875%	5/15/26	450,000	$487,930	(a)

TOTAL CONSUMER DISCRETIONARY				24,739,192

CONSUMER STAPLES - 3.3%
Beverages - 1.0%
Anheuser-Busch Cos. LLC/Anheuser- Busch InBev Worldwide Inc., Senior Notes	4.700%	2/1/36	540,000	653,056
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.000%	4/13/28	1,000,000	1,129,328

Total Beverages				1,782,384

Food & Staples Retailing - 1.0%
CVS Pass-Through Trust	5.789%	1/10/26	203,279	222,150	(a)
CVS Pass-Through Trust	7.507%	1/10/32	312,386	393,439	(a)
CVS Pass-Through Trust, Secured Trust	5.880%	1/10/28	265,319	307,329
CVS Pass-Through Trust, Secured Trust	6.943%	1/10/30	297,019	359,505
CVS Pass-Through Trust, Senior Secured Trust	6.036%	12/10/28	281,318	328,434

Total Food & Staples Retailing				1,610,857

Food Products - 0.8%
Kraft Heinz Foods Co., Senior Notes	5.500%	6/1/50	340,000	449,413
Pilgrim’s Pride Corp., Senior Notes	5.875%	9/30/27	920,000	979,340	(a)

Total Food Products				1,428,753

Tobacco - 0.5%
Altria Group Inc., Senior Notes	4.800%	2/14/29	250,000	287,523
Altria Group Inc., Senior Notes	2.450%	2/4/32	250,000	239,727
Reynolds American Inc., Senior Notes	5.850%	8/15/45	260,000	312,446

Total Tobacco				839,696

TOTAL CONSUMER STAPLES				5,661,690

ENERGY - 23.6%
Energy Equipment & Services - 0.4%
Sunnova Energy Corp., Senior Notes	5.875%	9/1/26	610,000	622,234	(a)

Oil, Gas & Consumable Fuels - 23.2%
Anadarko Finance Co., Senior Notes	7.500%	5/1/31	570,000	658,424
Chevron USA Inc., Senior Notes	5.050%	11/15/44	500,000	666,009
Conoco Phillips Canada Funding Co., Senior Notes	7.400%	12/1/31	450,000	657,635
Continental Resources Inc., Senior Notes	3.800%	6/1/24	560,000	589,148
Continental Resources Inc., Senior Notes	4.375%	1/15/28	210,000	232,575
Continental Resources Inc., Senior Notes	4.900%	6/1/44	250,000	280,313

See Notes to Schedule of Investments.

4	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	400,000	$428,040
Ecopetrol SA, Senior Notes	5.875%	9/18/23	45,000	48,521
Ecopetrol SA, Senior Notes	5.375%	6/26/26	750,000	816,075
Ecopetrol SA, Senior Notes	5.875%	5/28/45	2,510,000	2,538,928
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	100,000	104,387	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.625% to 2/15/28 then 3 mo. USD LIBOR + 4.155%)	6.625%	2/15/28	510,000	497,887	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	280,000	287,000	(c)(d)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	1,380,000	1,450,725	(c)(d)
EOG Resources Inc., Senior Notes	3.150%	4/1/25	2,250,000	2,404,940
EQT Corp., Senior Notes	3.900%	10/1/27	1,050,000	1,137,796
EQT Corp., Senior Notes	5.000%	1/15/29	760,000	856,672
KazMunayGas National Co. JSC, Senior Notes	4.750%	4/19/27	770,000	862,585	(a)
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	190,000	272,838
Kinder Morgan Inc., Senior Notes	5.550%	6/1/45	1,500,000	1,913,799
Lukoil International Finance BV, Senior Notes	4.750%	11/2/26	1,000,000	1,110,748	(a)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	490,000	703,569	(a)
Oasis Petroleum Inc., Senior Notes	6.375%	6/1/26	330,000	346,211	(a)
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	250,000	294,894
Petrobras Global Finance BV, Senior Notes	5.999%	1/27/28	1,460,000	1,648,705
Petrobras Global Finance BV, Senior Notes	5.750%	2/1/29	1,000,000	1,117,650	(e)
Petrobras Global Finance BV, Senior Notes	6.750%	1/27/41	920,000	1,041,178
Petroleos del Peru SA, Senior Notes	5.625%	6/19/47	1,270,000	1,270,749	(a)
Qatar Petroleum, Senior Notes	2.250%	7/12/31	750,000	743,827	(a)
Range Resources Corp., Senior Notes	5.000%	3/15/23	280,000	290,850

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	5

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - (continued)
Range Resources Corp., Senior Notes	4.875%	5/15/25	190,000	$200,840
Range Resources Corp., Senior Notes	9.250%	2/1/26	1,645,000	1,795,188
Range Resources Corp., Senior Notes	8.250%	1/15/29	300,000	337,890	(a)
Rockies Express Pipeline LLC, Senior Notes	7.500%	7/15/38	350,000	397,828	(a)
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.750%	5/15/24	440,000	490,174
Sabine Pass Liquefaction LLC, Senior Secured Notes	5.000%	3/15/27	1,850,000	2,127,966
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.500%	7/15/27	250,000	269,870
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.875%	1/15/29	20,000	22,435
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	1,000,000	1,247,368
Transportadora de Gas del Peru SA, Senior Notes	4.250%	4/30/28	1,750,000	1,900,482	(a)
Transportadora de Gas del Sur SA, Senior Notes	6.750%	5/2/25	300,000	280,344	(a)
Western Midstream Operating LP, Senior Notes	5.300%	2/1/30	2,200,000	2,433,750
Western Midstream Operating LP, Senior Notes	5.300%	3/1/48	100,000	115,445
Western Midstream Operating LP, Senior Notes	6.500%	2/1/50	1,680,000	1,980,056
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	60,000	65,480
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	443,000	617,617
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	39,000	59,726
YPF SA, Senior Notes	8.500%	7/28/25	630,000	526,056	(a)

Total Oil, Gas & Consumable Fuels				40,141,193

TOTAL ENERGY				40,763,427

FINANCIALS - 25.2%
Banks - 17.8%
Bank of America Corp., Junior Subordinated Notes (5.875% to 3/15/28 then 3 mo. USD LIBOR + 2.931%)	5.875%	3/15/28	350,000	399,910	(c)(d)
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	2,200,000	2,478,144

See Notes to Schedule of Investments.

6	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	1,159,000	$1,242,696
Barclays PLC, Junior Subordinated Notes (8.000% to 6/15/24 then 5 year Treasury Constant Maturity Rate + 5.672%)	8.000%	6/15/24	550,000	621,503	(c)(d)
Barclays PLC, Subordinated Notes	5.200%	5/12/26	1,000,000	1,145,785
BBVA Bancomer SA, Subordinated Notes (5.125% to 1/17/28 then 5 year Treasury Constant Maturity Rate + 2.650%)	5.125%	1/18/33	950,000	991,700	(a)(c)
BNP Paribas SA, Junior Subordinated Notes (7.375% to 8/19/25 then USD 5 year ICE Swap Rate + 5.150%)	7.375%	8/19/25	510,000	591,954	(a)(c)(d)
BPCE SA, Subordinated Notes	5.150%	7/21/24	1,000,000	1,105,378	(a)
CIT Group Inc., Senior Notes	5.250%	3/7/25	312,000	347,880
Citigroup Inc., Junior Subordinated Notes (5.950% to 5/15/25 then 3 mo. USD LIBOR + 3.905%)	5.950%	5/15/25	900,000	984,375	(c)(d)
Citigroup Inc., Junior Subordinated Notes (6.300% to 5/15/24 then 3 mo. USD LIBOR + 3.423%)	6.300%	5/15/24	500,000	541,000	(c)(d)
Citigroup Inc., Subordinated Notes	3.500%	5/15/23	500,000	523,971
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	800,000	893,671
Citigroup Inc., Subordinated Notes	6.625%	6/15/32	1,000,000	1,344,479
Credit Agricole SA, Junior Subordinated Notes (8.125% to 12/23/25 then USD 5 year ICE Swap Rate + 6.185%)	8.125%	12/23/25	1,080,000	1,307,057	(a)(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.000% to 5/22/27 then USD 5 year ICE Swap Rate + 3.746%)	6.000%	5/22/27	400,000	439,500	(c)(d)
HSBC Holdings PLC, Junior Subordinated Notes (6.500% to 3/23/28 then USD 5 year ICE Swap Rate + 3.606%)	6.500%	3/23/28	1,130,000	1,275,019	(c)(d)
Intesa Sanpaolo SpA, Subordinated Notes	5.017%	6/26/24	1,320,000	1,425,618	(a)
Intesa Sanpaolo SpA, Subordinated Notes	5.710%	1/15/26	2,070,000	2,323,456	(a)
JPMorgan Chase & Co., Junior Subordinated Notes (6.000% to 8/1/23 then 3 mo. USD LIBOR + 3.300%)	6.000%	8/1/23	2,600,000	2,746,575	(c)(d)
JPMorgan Chase & Co., Junior Subordinated Notes (6.100% to 10/1/24 then 3 mo. USD LIBOR + 3.330%)	6.100%	10/1/24	400,000	434,970	(c)(d)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	7

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Banks - (continued)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	500,000	$654,344
Lloyds Banking Group PLC, Subordinated Notes	4.650%	3/24/26	1,500,000	1,686,652
NatWest Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	166,250
NatWest Group PLC, Subordinated Notes	5.125%	5/28/24	1,330,000	1,465,898
NatWest Markets NV, Subordinated Notes	7.750%	5/15/23	140,000	155,274
Santander UK Group Holdings PLC, Subordinated Notes	5.625%	9/15/45	1,000,000	1,297,613	(a)
UniCredit SpA, Subordinated Notes (7.296% to 4/2/29 then USD 5 year ICE Swap Rate + 4.914%)	7.296%	4/2/34	740,000	897,741	(a)(c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	1,250,000	1,340,486

Total Banks				30,828,899

Capital Markets - 3.4%
Credit Suisse Group AG, Junior Subordinated Notes (7.250% to 9/12/25 then USD 5 year ICE Swap Rate + 4.332%)	7.250%	9/12/25	1,350,000	1,496,610	(a)(c)(d)
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	1,750,000	1,891,951
Morgan Stanley, Senior Notes (4.431% to 1/23/29 then 3 mo. USD LIBOR + 1.628%)	4.431%	1/23/30	1,000,000	1,155,366	(c)
UBS Group AG, Junior Subordinated Notes (7.000% to 1/31/24 then USD 5 year ICE Swap Rate + 4.344%)	7.000%	1/31/24	1,250,000	1,364,569	(a)(c)(d)

Total Capital Markets				5,908,496

Diversified Financial Services - 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.450%	12/16/21	680,000	683,230
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	7/1/22	230,000	236,887
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	4.625%	10/15/27	1,360,000	1,517,573
Ahold Lease USA Inc. Pass-Through-Trust, Senior Secured Notes, Step bond (8.620% to 1/2/25 then 0.000%)	8.620%	1/2/25	218,087	245,935
GE Capital International Funding Co. Unlimited Co., Senior Notes	4.418%	11/15/35	500,000	600,534
Global Aircraft Leasing Co. Ltd., Senior Notes (6.500% Cash or 7.250% PIK)	6.500%	9/15/24	1,696,626	1,669,056	(a)(f)

See Notes to Schedule of Investments.

8	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Diversified Financial Services - (continued)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.500%	2/24/23	200,000	$190,500	(b)
Huarong Finance 2019 Co. Ltd., Senior Notes	2.125%	9/30/23	200,000	187,000	(b)
International Lease Finance Corp., Senior Notes	5.875%	8/15/22	700,000	732,255

Total Diversified Financial Services				6,062,970

Insurance - 0.5%
MetLife Inc., Junior Subordinated Notes	10.750%	8/1/39	500,000	875,569

TOTAL FINANCIALS				43,675,934

HEALTH CARE - 6.4%
Biotechnology - 0.3%
AbbVie Inc., Senior Notes	3.800%	3/15/25	500,000	543,108

Health Care Equipment & Supplies - 0.3%
Mozart Debt Merger Sub Inc., Senior Notes	5.250%	10/1/29	510,000	513,719	(a)(g)

Health Care Providers & Services - 2.7%
Centene Corp., Senior Notes	4.250%	12/15/27	240,000	251,496
Centene Corp., Senior Notes	4.625%	12/15/29	370,000	403,688
HCA Inc., Senior Secured Notes	4.500%	2/15/27	1,000,000	1,126,362
HCA Inc., Senior Secured Notes	4.125%	6/15/29	550,000	614,794
Humana Inc., Senior Notes	3.950%	3/15/27	1,200,000	1,339,995
Legacy LifePoint Health LLC, Senior Secured Notes	6.750%	4/15/25	330,000	347,193	(a)
Magellan Health Inc., Senior Notes	4.900%	9/22/24	515,000	566,500

Total Health Care Providers & Services				4,650,028

Pharmaceuticals - 3.1%
Bausch Health Cos. Inc., Senior Notes	6.125%	4/15/25	1,214,000	1,240,587	(a)
Bristol-Myers Squibb Co., Senior Notes	3.400%	7/26/29	780,000	864,887
Bristol-Myers Squibb Co., Senior Notes	4.625%	5/15/44	250,000	321,045
Teva Pharmaceutical Finance Co. BV, Senior Notes	2.950%	12/18/22	575,000	580,031
Teva Pharmaceutical Finance IV BV, Senior Notes	3.650%	11/10/21	330,000	331,282
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	2.800%	7/21/23	1,046,000	1,041,074

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	9

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Pharmaceuticals - (continued)
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	6.000%	4/15/24	760,000	$800,850
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	180,000	172,575

Total Pharmaceuticals				5,352,331

TOTAL HEALTH CARE				11,059,186

INDUSTRIALS - 11.4%
Aerospace & Defense - 2.8%
Boeing Co., Senior Notes	3.250%	2/1/28	750,000	792,736
Boeing Co., Senior Notes	3.200%	3/1/29	1,650,000	1,718,189
Boeing Co., Senior Notes	6.125%	2/15/33	600,000	761,070
Boeing Co., Senior Notes	3.750%	2/1/50	500,000	505,657
TransDigm Inc., Senior Secured Notes	8.000%	12/15/25	920,000	982,100	(a)

Total Aerospace & Defense				4,759,752

Airlines - 4.5%
Delta Air Lines Inc., Senior Notes	3.625%	3/15/22	460,000	464,104
Delta Air Lines Inc., Senior Notes	3.800%	4/19/23	1,100,000	1,145,388
Delta Air Lines Inc., Senior Notes	2.900%	10/28/24	310,000	317,532
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	260,000	306,444
Delta Air Lines Inc., Senior Secured Notes	7.000%	5/1/25	1,490,000	1,738,281	(a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	340,000	379,310	(a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	920,000	1,001,613	(a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	1,169,999	1,313,616	(a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	80,000	82,776	(a)
United Airlines Pass-Through Trust	4.750%	4/11/22	159,595	161,384
United Airlines Pass-Through Trust	4.875%	1/15/26	859,510	911,497

Total Airlines				7,821,945

Building Products - 1.4%
Standard Industries Inc., Senior Notes	5.000%	2/15/27	1,870,000	1,930,775	(a)
Standard Industries Inc., Senior Notes	4.750%	1/15/28	511,000	530,801	(a)

Total Building Products				2,461,576

See Notes to Schedule of Investments.

10	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Commercial Services & Supplies - 0.8%
Allied Universal Holdco LLC/Allied Universal Finance Corp., Senior Notes	6.000%	6/1/29	430,000	$424,891	(a)
CoreCivic Inc., Senior Notes	8.250%	4/15/26	930,000	949,865

Total Commercial Services & Supplies				1,374,756

Industrial Conglomerates - 0.1%
General Electric Co., Junior Subordinated Notes (3 mo. USD LIBOR + 3.330%)	3.446%	12/15/21	260,000	255,075	(c)(d)

Professional Services - 0.6%
IHS Markit Ltd., Senior Notes	5.000%	11/1/22	1,000,000	1,038,170	(a)

Trading Companies & Distributors - 1.2%
H&E Equipment Services Inc., Senior Notes	3.875%	12/15/28	250,000	249,338	(a)
United Rentals North America Inc., Secured Notes	3.875%	11/15/27	1,500,000	1,573,125
United Rentals North America Inc., Senior Notes	5.500%	5/15/27	160,000	168,141
United Rentals North America Inc., Senior Notes	4.875%	1/15/28	110,000	116,437

Total Trading Companies & Distributors				2,107,041

TOTAL INDUSTRIALS				19,818,315

INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.1%
CommScope Inc., Senior Notes	8.250%	3/1/27	170,000	178,156	(a)

Semiconductors & Semiconductor Equipment - 0.3%
Broadcom Corp./Broadcom Cayman Finance Ltd., Senior Notes	3.125%	1/15/25	500,000	529,904

Technology Hardware, Storage & Peripherals - 1.2%
Seagate HDD Cayman, Senior Notes	4.750%	1/1/25	1,220,000	1,337,425
Seagate HDD Cayman, Senior Notes	4.875%	6/1/27	260,000	292,877
Western Digital Corp., Senior Notes	4.750%	2/15/26	430,000	476,771

Total Technology Hardware, Storage & Peripherals				2,107,073

TOTAL INFORMATION TECHNOLOGY				2,815,133

MATERIALS - 4.8%
Chemicals - 0.8%
Braskem America Finance Co., Senior Notes	7.125%	7/22/41	920,000	1,190,250	(b)
LSB Industries Inc., Senior Secured Notes	6.250%	10/15/28	200,000	202,000	(a)(g)

Total Chemicals				1,392,250

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	11

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Containers & Packaging - 0.1%
Pactiv LLC, Senior Notes	7.950%	12/15/25	50,000	$56,396

Metals & Mining - 3.1%
Anglo American Capital PLC, Senior Notes	4.125%	9/27/22	210,000	217,385	(a)
ArcelorMittal SA, Senior Notes	7.000%	10/15/39	430,000	607,358
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	210,000	213,938	(a)
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	220,000	264,550
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	580,000	714,850
Fresnillo PLC, Senior Notes	4.250%	10/2/50	1,750,000	1,816,622	(a)
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	210,000	273,085
Vale Overseas Ltd., Senior Notes	6.875%	11/10/39	940,000	1,272,995

Total Metals & Mining				5,380,783

Paper & Forest Products - 0.8%
Suzano Austria GmbH, Senior Notes	5.750%	7/14/26	950,000	1,101,525	(a)
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	350,000	338,450

Total Paper & Forest Products				1,439,975

TOTAL MATERIALS				8,269,404

REAL ESTATE - 1.1%
Equity Real Estate Investment Trusts (REITs) - 1.1%
Diversified Healthcare Trust, Senior Notes	9.750%	6/15/25	240,000	262,800
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.000%	10/15/27	1,500,000	1,582,500

TOTAL REAL ESTATE				1,845,300

UTILITIES - 1.2%
Electric Utilities - 0.7%
FirstEnergy Corp., Senior Notes	7.375%	11/15/31	700,000	957,992
Pampa Energia SA, Senior Notes	7.500%	1/24/27	280,000	258,580	(a)

Total Electric Utilities				1,216,572

Independent Power and Renewable Electricity Producers - 0.5%
Minejesa Capital BV, Senior Secured Notes	4.625%	8/10/30	810,000	841,072	(a)

TOTAL UTILITIES				2,057,644

TOTAL CORPORATE BONDS & NOTES (Cost - $160,889,006)				184,658,183

See Notes to Schedule of Investments.

12	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
SOVEREIGN BONDS - 11.2%
Argentina - 0.4%
Argentine Republic Government International Bond, Senior Notes	1.000%	7/9/29	43,394		$16,599
Provincia de Buenos Aires, Senior Notes, Step bond (3.900% to 9/1/22 then 5.250%)	3.900%	9/1/37	468,827		213,797	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/10/22 then 6.875%)	5.000%	12/10/25	200,000		153,180	(a)
Provincia de Cordoba, Senior Notes, Step bond (5.000% to 6/1/22 then 6.990%)	5.000%	6/1/27	560,000		383,605	(a)

Total Argentina					767,181

Chile - 1.6%
Chile Government International Bond, Senior Notes	2.550%	1/27/32	2,750,000		2,731,657

Indonesia - 3.1%
Indonesia Government International Bond, Senior Notes	4.125%	1/15/25	300,000		328,850	(a)
Indonesia Government International Bond, Senior Notes	3.850%	7/18/27	300,000		333,107	(a)
Indonesia Government International Bond, Senior Notes	3.500%	1/11/28	2,420,000		2,630,674
Indonesia Government International Bond, Senior Notes	1.850%	3/12/31	1,000,000		959,759
Indonesia Treasury Bond	7.000%	5/15/22	14,227,000,000	IDR	1,017,634

Total Indonesia					5,270,024

Mexico - 2.1%
Mexican Bonos, Senior Notes	7.750%	11/23/34	23,740,000	MXN	1,173,181
Mexican Bonos, Senior Notes	7.750%	11/13/42	8,560,000	MXN	410,764
Mexico Government International Bond, Senior Notes	3.750%	1/11/28	1,500,000		1,633,913
Mexico Government International Bond, Senior Notes	2.659%	5/24/31	500,000		483,615

Total Mexico					3,701,473

Panama - 1.0%
Panama Government International Bond, Senior Notes	2.252%	9/29/32	1,900,000		1,792,308

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	13

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Peru - 1.7%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	1,340,000		$1,329,414
Peruvian Government International Bond, Senior Notes	1.862%	12/1/32	1,500,000		1,366,125
Peruvian Government International Bond, Senior Notes	3.300%	3/11/41	230,000		223,778

Total Peru					2,919,317

Russia - 1.3%
Russian Federal Bond - OFZ	7.750%	9/16/26	61,630,000	RUB	869,714
Russian Federal Bond - OFZ	6.900%	5/23/29	94,950,000	RUB	1,285,951

Total Russia					2,155,665

TOTAL SOVEREIGN BONDS (Cost - $19,078,137)					19,337,625

SENIOR LOANS - 9.5%
COMMUNICATION SERVICES - 4.4%
Diversified Telecommunication Services - 0.8%
Level 3 Financing Inc., 2027 Term Loan B (1 mo. USD LIBOR + 1.750%)	1.834%	3/1/27	1,418,664		1,403,080	(c)(h)(i)

Media - 3.6%
Charter Communications Operating LLC, Term Loan B1 (1mo. USD LIBOR + 1.750%)	1.840%	4/30/25	2,399,332		2,398,732	(c)(h)(i)
Charter Communications Operating LLC, Term Loan B2 (1mo. USD LIBOR + 1.750%)	1.840%	2/1/27	491,228		488,634	(c)(h)(i)
DIRECTV Financing LLC, Closing Date Term Loan (the greater of 3 mo. USD LIBOR or 0.750% + 5.000%)	5.75%	8/2/27	3,420,000		3,426,054	(c)(h)(i)

Total Media					6,313,420

TOTAL COMMUNICATION SERVICES					7,716,500

CONSUMER DISCRETIONARY - 3.2%
Hotels, Restaurants & Leisure - 3.2%
Hilton Worldwide Finance LLC, Refinance Term Loan B2 (1 mo. USD LIBOR + 1.750%)	1.833%	6/22/26	4,863,291		4,827,984	(c)(h)(i)
Royal Caribbean Cruises Ltd., Advance Term Loan	—	4/5/22	690,000		675,051	(j)

TOTAL CONSUMER DISCRETIONARY					5,503,035

See Notes to Schedule of Investments.

14	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
INDUSTRIALS - 1.9%
Airlines - 1.9%
Delta Air Lines Inc., Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 3.750%)	4.750%	10/20/27	650,000	$692,211	(c)(h)(i)
Mileage Plus Holdings LLC, Initial Term Loan (the greater of 3 mo. USD LIBOR or 1.000% + 5.250%)	6.250%	6/21/27	1,770,000	1,882,289	(c)(h)(i)
United Airlines Inc., Term Loan B (the greater of 1 mo. USD LIBOR or 0.750% + 3.750%)	4.500%	4/21/28	646,750	652,667	(c)(h)(i)

TOTAL INDUSTRIALS				3,227,167

TOTAL SENIOR LOANS (Cost - $16,203,126)				16,446,702

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 7.3%
U.S. Government Obligations - 7.3%
U.S. Treasury Notes	1.625%	5/31/23	1,250,000	1,279,370	(e)
U.S. Treasury Notes	2.750%	8/31/23	1,400,000	1,466,555	(e)
U.S. Treasury Notes	2.875%	9/30/23	2,500,000	2,628,809	(e)
U.S. Treasury Notes	2.125%	3/31/24	1,500,000	1,564,160	(e)
U.S. Treasury Notes	0.750%	3/31/26	2,000,000	1,986,250	(e)
U.S. Treasury Notes	0.750%	4/30/26	350,000	347,375
U.S. Treasury Notes	0.500%	5/31/27	1,500,000	1,449,434	(e)
U.S. Treasury Notes	1.250%	4/30/28	2,000,000	1,999,062	(e)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $12,424,430)				12,721,015

ASSET-BACKED SECURITIES - 2.1%
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	0.984%	7/25/46	445,034	177,646	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	0.886%	3/25/37	396,922	375,300	(a)(c)
Bayview Financial Asset Trust, 2007-SR1A M4 (1 mo. USD LIBOR + 1.500%)	1.586%	3/25/37	41,061	40,914	(a)(c)
Bear Stearns Asset Backed Securities Trust, 2006-SD3 1PO, STRIPS, PO	0.000%	8/25/36	202,252	166,169
CWABS Asset Backed Notes Trust, 2007-SEA2 1A1 (1 mo. USD LIBOR + 1.000%)	1.084%	8/25/47	3,614	3,635	(a)(c)
Financial Asset Securities Corp. AAA Trust, 2005-1A 1A3B (1 mo. USD LIBOR + 0.410%)	0.497%	2/27/35	202,527	185,746	(a)(c)
GSAMP Trust, 2003-SEA2 A1, Step bond	5.421%	7/25/33	495,275	498,806
Indymac Manufactured Housing Contract Pass-Through Certificates, 1997-1 A5	6.970%	2/25/28	16,408	16,577
Morgan Stanley ABS Capital I Inc. Trust, 2004-HE7 M1 (1 mo. USD LIBOR + 0.900%)	0.986%	8/25/34	991,772	989,928	(c)

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	15

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
ASSET-BACKED SECURITIES - (continued)
Morgan Stanley ABS Capital I Inc. Trust Series, 2003-SD1 A1 (1 mo. USD LIBOR + 1.000%)	1.086%	3/25/33	6,663	$6,644	(c)
Oakwood Mortgage Investors Inc., 2002-B A3	6.060%	6/15/32	32,544	33,589	(c)
Origen Manufactured Housing Contract Trust, 2006-A A2	2.022%	10/15/37	502,719	484,165	(c)
Origen Manufactured Housing Contract Trust, 2007-A A2	2.731%	4/15/37	662,755	637,938	(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $3,120,214)				3,617,057

CONVERTIBLE BONDS & NOTES - 1.3%
COMMUNICATION SERVICES - 0.8%
Media - 0.8%
DISH Network Corp., Senior Notes	3.375%	8/15/26	1,370,000	1,427,540

INDUSTRIALS - 0.5%
Airlines - 0.5%
Spirit Airlines Inc., Senior Notes	1.000%	5/15/26	880,000	828,886

TOTAL CONVERTIBLE BONDS & NOTES (Cost - $1,959,590)				2,256,426

COLLATERALIZED MORTGAGE OBLIGATIONS(K) - 0.9%
Banc of America Funding Trust, 2004-B 6A1	2.150%	12/20/34	167,223	151,415	(c)
Bear Stearns ALT-A Trust, 2004-3 A1 (1 mo. USD LIBOR + 0.640%)	0.726%	4/25/34	67,201	67,848	(c)
CHL Mortgage Pass-Through Trust, 2005-7 1A1 (1 mo. USD LIBOR + 0.540%)	0.626%	3/25/35	266,749	262,336	(c)
Fannie Mae Trust, 2004-W15 1A2	6.500%	8/25/44	69,640	80,943
Impac CMB Trust Series, 2004-10 2A (1 mo. USD LIBOR + 0.640%)	0.726%	3/25/35	70,660	68,521	(c)
Impac CMB Trust Series, 2005-2 2A2 (1 mo. USD LIBOR + 0.800%)	0.886%	4/25/35	25,822	25,604	(c)
MAFI II Remic Trust, 1998-BI B1	6.239%	11/20/24	160,204	138,304	(c)
MERIT Securities Corp., 2011PA B3 (1 mo. USD LIBOR + 2.250%)	2.335%	9/28/32	466,777	428,861	(a)(c)
Prime Mortgage Trust, 2005-2 2XB, IO	1.743%	10/25/32	1,135,189	83,802	(c)
Prime Mortgage Trust, 2005-5 1X, IO	1.107%	7/25/34	1,564,458	51,761	(c)
RAMP Series Trust, 2005-SL2 APO, STRIPS, PO	0.000%	2/25/32	2,276	2,038
Regal Trust IV, 1999-1 A (11th District Cost of Funds + 1.500%)	1.806%	9/29/31	1,406	1,382	(a)(c)

See Notes to Schedule of Investments.

16	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE

COLLATERALIZED MORTGAGE OBLIGATIONS(k) - (continued)
Sequoia Mortgage Trust, 2003-2 A2 (6 mo. USD LIBOR + 0.680%)	0.864%	6/20/33	6,319	$6,262	(c)
Sequoia Mortgage Trust, 2004-10 A1A (1 mo. USD LIBOR + 0.620%)	0.707%	11/20/34	5,623	5,609	(c)
Structured Asset Securities Corp., 1998- RF2 A	4.739%	7/15/27	78,317	77,985	(a)(c)
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, 2003-9A 2A2	2.217%	3/25/33	40,838	42,875	(c)
WaMu Mortgage Pass-Through Certificates Series Trust, 2004-AR6 A (1 mo. USD LIBOR + 0.840%)	0.926%	5/25/44	41,912	42,425	(c)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $1,220,168)				1,537,971

			SHARES
CONVERTIBLE PREFERRED STOCKS - 0.4%
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Targa Resources Corp., Non Voting Shares (Cost - $609,000)	9.500%		580	626,955

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.0%††
EG Acquisition Corp., Class A Shares (Cost - $9,613)		5/28/28	10,040	5,925	*

			SHARES
COMMON STOCKS - 0.0%††
ENERGY - 0.0%††
Energy Equipment & Services - 0.0%††
Hercules Offshore Inc. (Escrow) (Cost - $744,068)			16,942	2,191	*(l)(m)

PREFERRED STOCKS - 0.0%††
FINANCIALS - 0.0%††
Diversified Financial Services - 0.0%††
Corporate Backed Trust Certificates (Cost - $0)	7.375%		33,900	1,210	*(l)(m)(n)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $216,257,352)				241,211,260

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	17

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 1.5%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $2,491,332)	0.010%	2,491,332	$2,491,332	(o)

TOTAL INVESTMENTS** - 140.9% (Cost - $218,748,684)			243,702,592
Liabilities in Excess of Other Assets - (40.9)%			(70,683,014)

TOTAL NET ASSETS - 100.0%			$173,019,578

See Notes to Schedule of Investments.

18	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

**	The entire portfolio is subject to lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security has no maturity date. The date shown represents the next call date.

(e)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional securities.

(g)	Securities traded on a when-issued or delayed delivery basis.

(h)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(i)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(j)	All or a portion of this loan is unfunded as of September 30, 2021. The interest rate for fully unfunded term loans is to be determined.

(k)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(m)	Security is valued using significant unobservable inputs (Note 1).

(n)	The coupon payment on this security is currently in default as of September 30, 2021.

(o)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At September 30, 2021, the total market value of investments in Affiliated Companies was $2,491,332 and the cost was $2,491,332 (Note 2).

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	19

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this schedule:

GBP	—	British Pound
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IO	—	Interest Only
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
OFZ	—	Obligatsyi Federal’novo Zaima (Russian Federal Loan Obligation)
PIK	—	Payment-In-Kind
PO	—	Principal Only
RUB	—	Russian Ruble
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar

At September 30, 2021, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value**
Deutsche Bank AG	0.090%	8/26/2021	11/26/2021	$12,511,500	U.S. Government & Agency Obligations	$12,397,072
Goldman Sachs Group Inc.	0.750%	7/23/2021	10/21/2021	922,500	Corporate Bonds & Notes	1,127,233

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

**	Including accrued interest.

At September 30, 2021, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Sell:
U.S. Treasury 10-Year Notes	75	12/21	$10,022,354	$9,870,704	$151,650

At September 30, 2021, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation
USD	40,418	EUR	34,028	BNP Paribas SA	10/19/21	$988
USD	550,408	GBP	400,000	Goldman Sachs Group Inc.	10/19/21	11,436
USD	1,716,084	GBP	1,239,767	Goldman Sachs Group Inc.	10/19/21	45,584

Total						$58,008

See Notes to Schedule of Investments.

20	Western Asset Premier Bond Fund 2021 Quarterly Report

WESTERN ASSET PREMIER BOND FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2021

Abbreviation(s) used in this table:
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Premier Bond Fund 2021 Quarterly Report	21

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Premier Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified closed-end management investment company. The Fund commenced investment operations on March 28, 2002. The Fund’s investment objective is to provide current income and capital appreciation by investing primarily in a diversified portfolio of investment grade bonds.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (formerly known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

22

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

23

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$184,658,183	—	$184,658,183
Sovereign Bonds	—	19,337,625	—	19,337,625
Senior Loans	—	16,446,702	—	16,446,702
U.S. Government & Agency Obligations	—	12,721,015	—	12,721,015
Asset-Backed Securities	—	3,617,057	—	3,617,057
Convertible Bonds & Notes	—	2,256,426	—	2,256,426
Collateralized Mortgage Obligations	—	1,537,971	—	1,537,971
Convertible Preferred Stocks	—	626,955	—	626,955
Warrants	$5,925	—	—	5,925
Common Stocks	—	—	$2,191	2,191
Preferred Stocks	—	—	1,210	1,210

Total Long-Term Investments	5,925	241,201,934	3,401	241,211,260

Short-Term Investments†	2,491,332	—	—	2,491,332

Total Investments	$2,497,257	$241,201,934	$3,401	$243,702,592

Other Financial Instruments:
Futures Contracts††	$151,650	—	—	$151,650
Forward Foreign Currency Contracts††	—	$58,008	—	58,008

Total Other Financial Instruments	$151,650	$58,008	—	$209,658

Total	$2,648,907	$241,259,942	$3,401	$243,912,250

†	See Schedule of Investments for additional detailed categorizations.

††	Reflects the unrealized appreciation (depreciation) of the instruments.

24

Notes to Schedule of Investments (unaudited) (continued)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended September 30, 2021. The following transactions were effected in such company for the period ended September 30, 2021.

	Affiliate Value at December 31,	Purchased		Sold
	2020	Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$3,565,819	$37,937,952	37,937,952	$39,012,439	39,012,439

(cont’d)	Realized Gain (Loss)	Interest Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at September 30, 2021
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$196	—	$2,491,332

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